Net sales revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue [Abstract]
Domestic market	R$ 34,983,265	R$ 32,293,042	R$ 30,366,378
Foreign market	23,297,304	23,084,703	23,159,820
Total sales revenue	58,280,569	55,377,745	53,526,198
Taxes
Domestic market	(8,663,707)	(7,316,325)	(6,214,041)
Foreign market	(33,798)	(102,831)	(122,776)
Costumers rebates
Domestic market	(35,538)	(25,400)	(12,900)
Foreign market	(60,990)	(23,820)	(16,552)
Sales returns
Domestic market	(125,153)	(168,625)	(167,515)
Foreign market	(100,789)	(76,756)	(112,425)
Total sales and services deductions	(9,019,975)	(7,713,757)	(6,646,209)
Net sales and services revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989